Define Benefit Recognized in Statement of Operations (Detail) (Medical Benefits) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Service cost		6	5	40
Interest cost	1	43	35	35
Amortization of actuarial loss		17	11	9
Net gratuity cost	$ 1	66	51	84